OPERATING LEASES AND FUTURE COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments required under operating leases, severance and employment agreements and service agreements
Future minimum payments required under operating leases, severance and employment agreements and service agreements at December 31, 2014 are as follows:

2015	$807,814
2016	820,302
2017	208,268
2018	852
thereafter	-

Total	$1,837,236